Intangible Assets - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Amortisation expense				$ 1,259
Licenses and Patents
Disclosure Of Intangible Assets [Line Items]
Impairments		$ 341	$ 1,087	763
Intangible Assets | Discontinued Operations
Disclosure Of Intangible Assets [Line Items]
Impairments	$ 1,389	$ 1,389	$ 480	$ 4,533